Cost of revenue (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Components Cost of Revenue
The following table represents cost of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Employee salaries and benefits	5,136	4,928	11,216	10,050
Web hosting fees	2,134	1,769	4,194	3,716
Third party service fees	6,359	4,623	12,208	8,606
Other	487	264	851	607
	14,116	11,584	28,469	22,979